Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

Establishment of New Subsidiaries

On January 13, 2026, the Company incorporated Everbright Solutions Limited, a wholly owned subsidiary, under the laws of the British Virgin Islands (“BVI”).

Treasury Stock for Employee Equity Incentives

On January 30, 2026, the Company issued 186,738 shares of Common Stock A from the treasury stock held to two employees as incentives. The related share-based compensation expense was recognized in selling, general and administrative expenses based on the closing price on the issue date.

Private Placement of Common Stock A and Warrants

On February 13, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors relating to a private placement offering (the “Private Placement”) of 60,000,000 Class A common shares with a par value of US$0.01 per share at a subscription price of US$0.4 per share, and warrants to purchase up to an aggregate of 120,000,000 Class A common shares.

On March 6, 2026, all closing conditions under the Securities Purchase Agreement were satisfied, and the Private Placement was consummated. The Company issued the Class A common shares and warrants to the investors in accordance with the agreement, and gross proceeds from the share issuance were approximately US$24.0 million.

Increase of Authorized Share Capital

On February 25, 2026, the board of directors of the Company adopted the Amended and Restated Memorandum and Articles of Association to increase the maximum number of shares authorized for issuance to 10,000,000,000 common shares divided into (i) 9,600,000,000 Class A Common Shares of a par value of US$0.01 each; and (ii) 400,000,000 Class B Common Shares of a par value of US$0.01 each.

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements are issued, and determined that there have been no other events or transactions occurring during this reporting period that would require recognition or disclosure in the financial statements, other than those disclosed herein.